Commercial Papers - Additional Information (Detail) ¥ in Millions, $ in Millions	Aug. 10, 2017 CNY (¥)	Aug. 07, 2017 CNY (¥)	Jul. 27, 2017 CNY (¥)	Jul. 06, 2017 CNY (¥)	May 11, 2017 CNY (¥)	Apr. 26, 2017 CNY (¥)	Apr. 20, 2017 CNY (¥)	Nov. 24, 2016 CNY (¥)	Nov. 17, 2016 CNY (¥)	Jul. 12, 2016 CNY (¥)	Jun. 03, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Commercial papers												¥ 8,991	$ 1,382	¥ 35,958
China United Network Communications Corporation Limited [member] | 2016 super short term commercial papers [member] | Tranche three [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers											¥ 6,000
Bonds, maturity period											270 days
Commercial papers interest											2.72%
China United Network Communications Corporation Limited [member] | 2016 super short term commercial papers [member] | Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers										¥ 10,000
Bonds, maturity period										270 days
Commercial papers interest										2.55%
China United Network Communications Corporation Limited [member] | 2016 super short term commercial papers [member] | Tranche five [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers									¥ 10,000
Bonds, maturity period									270 days
Commercial papers interest									3.00%
China United Network Communications Corporation Limited [member] | 2016 super short term commercial papers [member] | Tranche six [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers								¥ 5,000
Bonds, maturity period								180 days
Commercial papers interest								3.00%
China United Network Communications Corporation Limited [member] | 2016 super short term commercial papers [member] | Tranche seven [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers								¥ 5,000
Bonds, maturity period								180 days
Commercial papers interest								3.00%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers						¥ 4,000
Bonds, maturity period						90 days
Commercial papers interest						3.95%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers							¥ 4,000
Bonds, maturity period							90 days
Commercial papers interest							3.90%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche three [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers					¥ 6,000
Bonds, maturity period					90 days
Commercial papers interest					4.40%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers				¥ 1,000
Bonds, maturity period				270 days
Commercial papers interest				4.38%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche five [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers			¥ 4,000
Bonds, maturity period			90 days
Commercial papers interest			4.09%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche six [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers		¥ 4,000
Bonds, maturity period		270 days
Commercial papers interest		4.26%
China United Network Communications Corporation Limited [member] | 2017 super short term commercial papers [member] | Tranche seven [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers	¥ 4,000
Bonds, maturity period	270 days
Commercial papers interest	4.23%